Note 12 - Stock Incentive Plan (Details Textual)							1 Months Ended	12 Months Ended
	Dec. 03, 2022 shares	Nov. 19, 2021 shares	Nov. 05, 2020 shares	Nov. 04, 2019 shares	Nov. 21, 2018 shares	Jul. 31, 2014 shares	Nov. 30, 2021 shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Share-based Payment Arrangement, Expense | $								$ 951,385	$ 182,324	$ 121,631
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total | $								$ 1,452,778
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)								10 months 17 days
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)								60,000	49,650	45,900
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other Than Options, Granted in Period, Fair Value | $								$ 1,138,800	$ 1,303,809	$ 124,389
The 2014 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized (in shares)						225,000	225,000
Share Based Compensation Arrangement By Share Based Payment Awarded Term (Year)						10 years	10 years
The 2014 Plan [Member] | Restricted Stock [Member] | The 18 Key Persons [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)					15,681
Number of Key People Issued Awards					18
The 2014 Plan [Member] | Restricted Stock [Member] | The 18 Key Persons [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage					50.00%
The 2014 Plan [Member] | Restricted Stock [Member] | Officers and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)	31,000	27,700	27,100	8,713	9,021
The 2014 Plan [Member] | Restricted Stock [Member] | Officers and Directors [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage					50.00%
The 2014 Plan [Member] | Restricted Stock [Member] | Eurobulk Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)	29,000	21,950	18,800	6,731	6,660
The 2014 Plan [Member] | Restricted Stock [Member] | The 17 Key Persons [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)				15,444
Number of Key People Issued Awards				17
The 2014 Plan [Member] | Restricted Stock [Member] | The 17 Key Persons [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage				50.00%
The 2014 Plan [Member] | Restricted Stock [Member] | The 17 Key Persons [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage				50.00%
The 2014 Plan [Member] | Restricted Stock [Member] | The 16 Key Persons [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)			45,900
Number of Key People Issued Awards			16
The 2014 Plan [Member] | Restricted Stock [Member] | The 16 Key Persons [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage			50.00%
The 2014 Plan [Member] | Restricted Stock [Member] | The 16 Key Persons [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage			50.00%
The 2014 Plan [Member] | Restricted Stock [Member] | The 21 Key Persons [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)		49,650
Number of Key People Issued Awards		21
The 2014 Plan [Member] | Restricted Stock [Member] | The 21 Key Persons [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		50.00%
The 2014 Plan [Member] | Restricted Stock [Member] | The 21 Key Persons [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		50.00%
The 2014 Plan [Member] | Restricted Stock [Member] | The 31 Key Persons [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)	60,000
Number of Key People Issued Awards	31
The 2014 Plan [Member] | Restricted Stock [Member] | The 31 Key Persons [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	50.00%
The 2014 Plan [Member] | Restricted Stock [Member] | The 31 Key Persons [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	50.00%